1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

VIA EDGAR

January 6, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 155 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 155 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 155 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of the Legg Mason Batterymarch U.S. Large Cap Equity Fund and Legg Mason ClearBridge Large Cap Growth Fund, each a series of the Trust (collectively, the “Funds”).

The Amendment is being filed to register Class R1 shares of the Funds, and to bring the Funds’ prospectuses into compliance with the requirements of amended Form N-1A. The Amendment also commences the annual updating of the Funds’ prospectuses and Statements of Additional Information (the “SAIs”).

The principal changes made in the Amendment to the Funds’ current prospectuses and SAIs are to revise the prospectus summary pursuant to amended Form N-1A, to add disclosure regarding Class R1 shares to the fee table and expense example and to add disclosure about the characteristics of Class R1 shares, including the 12b-1 fees, distribution plan and suitability considerations for the Class. The format and, where relevant, the disclosure in the prospectuses’ summary sections are substantially similar to the prospectus summary in recent post-effective amendments filed by the Trust (Post-Effective Amendment No. 152, filed on November 24, 2009 and Post-Effective Amendment No. 153, filed on November 24, 2009). The disclosure regarding Class R1 shares is substantially similar to disclosure in post-effective amendments filed by the Trust to register Class R1 shares for other series

NEW YORK         WASHINGTON         PARIS         LONDON         MILAN         ROME         FRANKFURT         BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

January 6, 2010

of the Trust (Post-Effective Amendment No. 150, filed on November 6, 2009 and Post-Effective Amendment No. 153, filed on November 24, 2009). Accordingly, on behalf of the Trust, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on March 22, 2010 pursuant to Rule 485(a)(1) under the 1933 Act. Prior to or on that date, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference each Fund’s audited financial statements for the fiscal year ended November 30, 2009 and contain updated performance information, and file the consent of the Funds’ independent registered public accounting firm.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC
Barbara J. Allen, Legg Mason & Co., LLC
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP